Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ (322,202)	$ 2,103,357	$ 1,859,613
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Provision for credit losses	842,339	(95,193)	132,561
Provision for inventory obsolescence	0	185	26,585
Gain from the disposal of property and equipment	0	0	(5,214)
Depreciation and amortization	70,497	76,594	45,455
Impairment of property and equipment	0	33,841	0
Amortization of finance lease assets	13,493	14,781	15,098
Non-cash operating lease expenses	54,501	53,044	49,446
Deferred income tax effect	(110,563)	10,054	(27,991)
Estimated warranty expenses (reversal)	(54,185)	36,971	27,462
Changes in operating assets and liabilities:
Accounts receivable	(4,471,382)	(6,318,575)	(626,233)
Prepayment	0	544,461	1,626,312
Prepaid expense	(2,060,278)	0	0
Other receivables	6,252	12,393	(15,197)
Contract assets	(546,755)	(450,769)	(150,063)
Due from related party	(58)	96	7,995
Inventories	5	(127)	1,775,773
Other assets	0	16,178	(16,457)
Tax payables	313,463	370,714	344,918
Other payables	1,628,472	1,540,827	1,015,988
Accounts payable	1,305,885	1,745,087	87,085
Advance from customers	243	0	(4,591,413)
Operating lease liabilities	(54,501)	(53,044)	(52,396)
Amount due to related parties	(62,367)	(20,643)	56,628
Payroll payable	(8,416)	17,446	(1,709)
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(3,455,557)	(362,322)	1,584,246
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(589)	(78,133)	(153,794)
Loan made to third parties	(360,500)	0	0
Loan made to related parties	0	(39,348)	0
Repayment from related parties	39,186	0	10,759
CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(321,903)	(117,481)	(143,035)
CASH FLOWS FROM FINANCING ACTIVITIES:
Offering cost paid	(1,037,551)	(417,487)	(207,969)
Repayment of bank loans	0	0	(1,867,293)
Principal payment for obligation under finance leases	(21,598)	(23,659)	(24,067)
Proceeds from related parties	0	0	132,084
Repayment to related parties	0	(25,468)	(133,924)
Gross proceeds from offering	5,000,000	0	0
CASH USED IN FINANCING ACTIVITIES	3,940,851	(466,614)	(2,101,169)
EFFECT OF EXCHANGE RATE ON CASH	2,385	27,990	20,058
NET CHANGE IN CASH	165,776	(918,427)	(639,900)
CASH AT BEGINNING OF YEAR	407,031	1,325,458	1,965,358
CASH AT END OF YEAR	572,807	407,031	1,325,458
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes	0	0	0
Interest	0	0	6,017
NON-CASH TRANSACTIONS
Operating lease assets obtained in exchange for lease obligations	139,933	0	32,742
Reclassification from finance lease assets to fixed assets at lease maturity	$ (29,439)	$ 0	$ 0